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                                                              JOHN M. RICHARDS
                                                      ASSISTANT GENERAL COUNSEL

General American Life Insurance Company
13045 Tesson Ferry Road
St. Louis MO 63128

                                        March 9, 2015

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re:  General American Separate Account Twenty-Eight
           File No. 811-07248

Commissioners:

The Annual Reports dated December 31, 2014, of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of General American Separate Account Twenty-Eight of General American Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The Annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

                                         Sincerely,

                                         /s/ John M. Richards

                                         John M. Richards
                                         Assistant General Counsel
                                         Metropolitan Life Insurance Company